Fair Value Measurements - Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 27,500,136	$ 27,846,920
Equity securities, at fair value (cost: 2013, $903,201; 2012, $617,486)	1,040,237	649,359
Amortized cost of fixed maturities	27,111,874	26,544,806
Fair value of securities - AFS	28,996,661	28,818,982
Other investments - structured transactions		312,100
Spread on US Treasury rate for determining discount rate for fair value of deposit liabilities	0.567%	1.003%
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	11,125,830	10,482,000
Amortized cost of fixed maturities	10,802,332	9,837,962
Medium-term Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	154,600	194,300
Amortized cost of fixed maturities	147,700	194,800
Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,242,104	1,470,711
Amortized cost of fixed maturities	1,210,384	1,426,483
Covered Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	553,100	647,100
Amortized cost of fixed maturities	526,400	605,400
Fixed Income Funds Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, at fair value (cost: 2013, $903,201; 2012, $617,486)	87,400	101,900
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments - structured transactions	$ 294,048	$ 312,122